Loans from Third Parties	12 Months Ended
Dec. 31, 2022
Loans from Third Parties [Abstract]
LOANS FROM THIRD PARTIES

NOTE 16–LOANS FROM THIRD PARTIES

Loans from third parties	December 31, 2022	December 31, 2021

Sanya Guohong Municipal Projects Construction Co., Ltd.	$-	$627,600
Changshu Tongjiang Engineering Co., Ltd.	145,000	219,660
Zhang Miao	145,000	156,900
Pen Jing	-	156,900
Chen Guo	61,363	66,399
Chai Guirong	145,000	313,800
Hainan Boxinda Science Technology Partnership	212,570	52,718
Yu Zhanfeng	246,500	-
(Qinhua) Beijing Dingji Rubik’s Cube Model Technology Co. LTD	10,150	-
Xinyi Xinshuo Concrete Co., LTD	72,500	-
Chen Gang	68,150	-
Total	$1,106,233	$1,593,977

On May 9, 2021, Beijing REIT obtained a working capital loan of $766,500 from Sanya Guohong Municipal Projects Construction Co., Ltd. The loan was from May 9, 2021 to May 8, 2022 and interest-free. the loan was fully repaid as of December 31, 2022.

On July 29, 2021, Beijing REIT obtained a working capital loan of $219,660 from Changshu Tongjiang Engineering Co., Ltd. The loan is from July 29, 2021 to July 28, 2022 and interest-free. After partial repayment, the loan balance was $145,000 as of December 31, 2022.

On February 8, 2021, Beijing REIT obtained a working capital loan of $156,900 from Zhang Miao. The loan is from February 8, 2021 to February 7, 2022 and interest-free. After partial repayment, the loan balance was $145,000 as of December 31, 2022. Subsequently on March 15, 2023, the Company borrowed $362,500 (RMB 2.5 million) from Zhang Miao for working capital. The loan is due on demanded and interest free.

On August 1, 2021, Hainan Yile IoT obtained a working capital loan of $156,900 from Pen Jing. The loan is from August 1, 2021 to January 31, 2022 and bears an annual interest of 1%. The loan was fully repaid as of December 31, 2022.

On October 21, 2021, Hainan Yile IoT obtained a working capital loan of $66,399 from Chen Guo. The loan is from October 21, 2020 to January 20, 2022 and bears an annual interest of 1%. The loan balance was $61,363 as of December 31, 2022.

On August 2, 2021, Hainan Yile IoT obtained a working capital loan of $313,800 from Chai Guirong. The loan is due on demand and bears an annual interest of 1%. After partial repayment, the loan balance was $145,000 as of December 31, 2022.

On July 4, 2021, Yile Vehicles obtained a working capital loan of $52,718 from Hainan Boxinda Science Technology Partnership. The loan is from July 4, 2021 to July 3, 2023 and interest-free. The loan balance was $48,720 as of December 31, 2022. On January 30, 2022, Yile International obtained a working capital loan of $101,500 from Hainan Boxinda Science Technology Partnership. The loan is from January 30, 2022 to January 29, 2023 and interest-free. On February 17, 2022, REIT Technology obtained a working capital loan of $62,350 from Hainan Boxinda Science Technology Partnership. The loan is from February17, 2022 to February16, 2023 and interest-free.

On July 29, 2022, Beijing REIT obtained three working capital loans of $246,500 from Yu Zhanfeng for four months. The loans are interest-free. The loans balance was $246,500 as of December 31, 2022.The loan was repaid $ 174,000 in March, 2023.

On May 9, 2022, Beijing REIT obtained a working capital loan of $10,500 from Beijing Dingji Rubik’s Cube. The loan was due on demand and interest-free.

On September 18, 2022, Beijing REIT obtained a working capital loan of $72,500 from Xinyi Xinshuo Concrete Co., LTD. The loan was from September 18, 2022 to September 17, 2022 and interest-free.

On September 19, 2022, Beijing REIT obtained a working capital loan of $72,500 from Chen Gang. The loan was from September 19, 2022 to September18, 2023 and interest-free. After partial repayment, the loan balance was $68,150 as of December 31, 2022.